Commitments, Contingencies and Guarantees - Purchase Options (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Purchase options	€ 13,983
1 year	0
2 year	13,983
3 year	0
4 year	0
5 year	0
After 5 years	€ 0